Condensed Financial Statements of Parent (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements
Interest expense	$ 5,962	$ 10,002	$ 7,786	$ 7,743	$ 7,343	$ 3,786	$ 2,140	$ 2,131	$ 2,139	$ 12,369	$ 15,086	$ 32,874	$ 10,196	$ 8,985
Loss before income taxes, equity in undistributed earnings of subsidiaries and preferred stock activity	44,982	49,120	59,761	35,969	52,543	15,125	(5,962)	(15,952)	546	84,632	88,512	197,393	(6,243)	(11,540)
Income tax expense (benefit)	16,294	18,090	20,115	13,309	19,170	5,809	(1,914)	(5,243)	203	30,648	32,479	70,684	(1,145)	(5,009)
Income (loss) attributable to Hilltop	28,511	30,870	39,307	22,092	33,073	8,822	(4,048)	(10,709)	343	53,697	55,165	125,342	(5,592)	(6,531)
Hilltop Holdings Inc.
Condensed Financial Statements
Investment income												6,635	7,035	4,284
Interest expense												8,232	6,996	7,135
General and administrative expense												10,439	14,488	8,868
Loss before income taxes, equity in undistributed earnings of subsidiaries and preferred stock activity												(12,036)	(14,449)	(11,719)
Income tax expense (benefit)												(4,680)	(3,313)	(5,138)
Equity in undistributed earnings of subsidiaries												134,065	6,038	50
Income (loss) attributable to Hilltop												$ 126,709	$ (5,098)	$ (6,531)